Restricted Cash and Credit Facility (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Nov. 08, 2023	Dec. 31, 2022
Restricted Cash and Credit Facility [Line Items]
Restricted cash	$ 8.0	$ 43.3	$ 35.3
Sole Petroleum Marketer [Member]
Restricted Cash and Credit Facility [Line Items]
Credit facility	$ 46.8